Consolidated Statement of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities
Loss for the financial year	$ (374,511)	$ (188,030)	$ (140,287)
Adjustments to reconcile Loss for the year to net cash used in operating activities:
Recapitalization transaction expense	148,722
Share-based compensation	46,307	9,557	7,966
Depreciation and amortization	35,004	14,487	2,496
Change in fair value of warrant liabilities	(27,811)
Gain on remeasurement of equity interest	(10,495)
Finance costs	14,291	4,530	1,116
Gain on sale of subsidiary	(3,917)
Share of loss of equity-accounted investees	2,602	1,124
Taxation	(1,474)	4,639	(5,559)
Impairment expense	941	6,436
Exchange (gain) / loss	(868)	2,836	(17,075)
Finance income	(326)	(610)	(1,015)
Cash flows from (used in) operations before changes in working capital	(171,535)	(145,031)	(152,358)
Working capital adjustments
(Increase) / Decrease in trade and other receivables	(21,829)	738	(9,308)
Increase / (Decrease) in trade and other payables	47,496	2,323	18,052
(Increase) / Decrease in assets held for sale		(3,282)
Increase / (Decrease) liabilities directly associated with the assets held for sale		1,822
Net cash used in operating activities	(145,868)	(143,430)	(143,614)
Cash flows from investing activities
Development costs capitalized	(32,120)	(36,509)	(36,036)
Acquisitions, net of cash acquired	(13,798)	(25,671)
Capital expenditure	(8,103)	(719)	(1,915)
Purchase of shares in associates and joint ventures	(5,000)	(10,000)
Cash assumed upon consolidation through control	3,792
Proceeds from sale of investment in subsidiary	2,213
Payment of lease deposit	(2,105)
Interest received	326	673	1,015
Net cash used in investing activities	(54,795)	(72,226)	(36,936)
Cash flows from financing activities
Proceeds from issuance of notes and warrants	270,563
Proceeds from issuance of share capital	229,311	12,096	320,334
Repayment of cash loan	(82,000)		(1,231)
Payment of equity and debt issuance costs	(36,043)	(10,245)	(773)
Repayments of borrowings	(7,431)
Interest paid	(5,219)	(252)	(851)
Principal payments on leases	(4,156)	(1,541)	(1,228)
Payments to acquire non-controlling interests	(2,352)
Proceeds from issuance of convertible loan notes		100,000	51,064
Repayment of convertible loan notes			(14,794)
Other financing activities, net	(470)
Net cash provided by financing activities	362,203	100,058	352,521
Net increase / (decrease) in cash and cash equivalents	161,540	(115,598)	171,971
Cash and cash equivalents at January 1,	101,757	214,888	46,031
Effect of movements in exchange rate on cash held	(716)	2,467	(3,114)
Cash and cash equivalents at December 31,	262,581	$ 101,757	$ 214,888
Non-cash financing and investing activities:
Conversion of borrowings	86,043
Acquisitions of non-controlling interests	70,000
Fair value of warrants issued in Merger	(54,662)
Fair value of warrants issued in connection with Loans and borrowings	(31,009)
Equity and debt issuance costs in accruals and provisions	(16,930)
Equity issued as consideration for acquisitions	(4,521)
Share-based compensation expense capitalized in development costs	$ (2,349)